Equity (Details) - $ / shares	Sep. 09, 2021	Sep. 30, 2022	Jun. 17, 2022	Jun. 03, 2022	Mar. 31, 2022	Aug. 01, 2019
Equity (Details) [Line Items]
Ordinary shares authorized		50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.001
Ordinary shares issued						50,000,000
Ordinary shares, description	the sole shareholder of the Company surrendered 20,000,000 ordinary shares of US$0.001 par value each for no consideration. On September 9, 2021 the Company’s shareholders and Board of Directors approved to amend the authorized share capital from US$50,000, divided into 50,000,000 ordinary shares of a par value of US$0.001 per share, to US$150,000, divided into 150,000,000 ordinary shares of a par value of US$0.001 per share. The Company believes it is appropriate to reflect the such changes in share structure on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented. As a result, the Company had 150,000,000 authorized shares, par value of US$0.001, of which 30,000,000 issued and outstanding as of March 31, 2021 and for the six months ended March 31, 2021.
Ordinary shares issued			50,000
Ordinary shares issued		35,050,000			30,000,000
Ordinary shares outstanding		35,050,000			30,000,000
Board of Directors of NASDAQ [Member]
Equity (Details) [Line Items]
Ordinary shares issued				5,000,000
Price per share (in Dollars per share)				$ 5